Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Assets:
Cash and deposits with financial institutions	$ 103,904	$ 69,291	$ 46,720
Trading assets	121,485	144,731	127,488
Securities purchased under resale agreements and securities borrowed	131,166	146,432	131,178
Derivative financial instruments	64,617	43,083	38,119
Customers' liability under acceptances	22,668	21,364	13,896
Liabilities:
Deposits	797,690	763,850	733,390
Financial instruments designated at fair value through profit or loss	16,111	12,994	12,235
Acceptances	22,712	21,389	13,901
Obligations related to securities sold short	32,165	32,439	30,404
Derivative financial instruments	65,002	43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent	166,118	143,019	124,083
Subordinated debentures	7,484	7,295	7,252
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	103,904	69,291	46,720
Trading assets	121,485	144,731	127,488
Securities purchased under resale agreements and securities borrowed	131,166	146,432	131,178
Derivative financial instruments	64,617	43,083	38,119
Investment securities - fair value	86,120	57,264	60,514
Investment securities - amortized cost	33,482	20,739	21,845
Loans	625,186	592,279	592,483
Customers' liability under acceptances	22,668	21,364	13,896
Other financial assets	18,200	20,123	15,142
Liabilities:
Deposits	797,690	763,850	733,390
Financial instruments designated at fair value through profit or loss	16,111	12,994	12,235
Acceptances	22,712	21,389	13,901
Obligations related to securities sold short	32,165	32,439	30,404
Derivative financial instruments	65,002	43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent	166,118	143,019	124,083
Subordinated debentures	7,484	7,295	7,252
Other financial liabilities	41,913	37,318	37,713
At fair value [member]
Assets:
Cash and deposits with financial institutions	103,904	69,291	46,720
Trading assets	121,485	144,731	127,488
Securities purchased under resale agreements and securities borrowed	131,166	146,432	131,178
Derivative financial instruments	64,617	43,083	38,119
Investment securities - fair value	86,120	57,264	60,514
Investment securities - amortized cost	34,057	20,912	22,000
Loans	631,453	597,836	600,155
Customers' liability under acceptances	22,668	21,364	13,896
Other financial assets	18,200	20,123	15,142
Liabilities:
Deposits	800,282	766,067	735,270
Financial instruments designated at fair value through profit or loss	16,111	12,994	12,235
Acceptances	22,712	21,389	13,901
Obligations related to securities sold short	32,165	32,439	30,404
Derivative financial instruments	65,002	43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent	166,118	143,019	124,083
Subordinated debentures	7,701	7,673	7,553
Other financial liabilities	$ 42,092	$ 37,906	$ 38,338